LKCM FUNDS

LKCM Small Cap Equity Fund (Institutional Class)

LKCM Small-Mid Cap Equity Fund (Institutional Class)

Supplement dated August 3, 2018

to the Prospectus dated May 1, 2018

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Institutional Class) and LKCM Small-Mid Cap Equity Fund (Institutional Class):

1.

In the LKCM Small Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $5 billion.”

2.

In the LKCM Small-Mid Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $12 billion.”

3.

In the “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds” section, the third sentence of the second paragraph under “Small Cap Equity Fund” is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $5 billion.”

4.

In the “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds” section, the third sentence of the second paragraph of the section entitled “Small-Mid Cap Equity Fund” is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $12 billion.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE

LKCM FUNDS

LKCM Small Cap Equity Fund (Adviser Class)

LKCM Small-Mid Cap Equity Fund (Adviser Class)

Supplement dated August 3, 2018

to the Prospectus dated May 1, 2018

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Adviser Class) and LKCM Small-Mid Cap Equity Fund (Adviser Class):

1.

In the LKCM Small Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $5 billion.”

2.

In the LKCM Small-Mid Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $12 billion.”

3.

In the “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds” section, the third sentence of the second paragraph under “Small Cap Equity Fund” is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $5 billion.”

4.

In the “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds” section, the third sentence of the second paragraph under “Small-Mid Cap Equity Fund” is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $12 billion.”

*        *         *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE